UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: November 30

Date of reporting period: February 28, 2015

Item 1.	Schedule of Investments.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments

February 28, 2015 (Unaudited)

Shares	Description	Value
Common Stocks – 97.9%
Coal – 0.8%
501,553	Alliance Resource Partners LP	$ 19,836,421

Diversified Midstream – 19.2%
340,218	Enbridge, Inc.	15,799,724
984,000	Energy Transfer Partners LP	58,528,320
4,220,001	Enterprise Products Partners LP	140,694,833
1,111,941	Gibson Energy, Inc.	23,562,369
2,675,500	Inter Pipeline Ltd.	71,055,595
1,001,379	Targa Resources Partners LP	43,880,428
2,392,027	Williams Partners LP	122,328,261

		475,849,530

General Partner – 20.5%
539,989	Alliance Holdings GP, LP	28,376,422
1,626,650	Energy Transfer Equity LP	103,894,135
888,450	ONEOK, Inc.	39,322,797
2,204,150	Plains GP Holdings LP Class A	63,126,856
1,238,025	SemGroup Corp. Class A	95,711,713
917,858	Targa Resources Corp.	91,400,300
405,200	Teekay Corp. (PIPE)	17,926,048
1,004,000	The Williams Cos., Inc.	49,236,160
266,995	Western Gas Equity Partners LP	16,697,867

		505,692,298

Liquids, Pipelines & Terminalling – 29.1%
593,050	Buckeye Partners LP	46,103,707
1,125,967	Genesis Energy LP	51,794,482
1,025,700	Magellan Midstream Partners LP	84,312,540
485,839	MPLX LP	39,935,966
1,515,813	PBF Logistics LP(a)	37,046,470
439,800	Pembina Pipeline Corp.	14,065,438
452,400	Phillips 66 Partners LP	32,206,356
2,304,317	Plains All American Pipeline LP	114,962,375
814,380	Rose Rock Midstream LP	37,770,944
945,113	Shell Midstream Partners LP	36,916,114
88,087	Sprague Resources LP	2,145,799
2,075,950	Sunoco Logistics Partners LP	91,798,509
660,863	Sunoco LP	34,087,313
888,157	Tesoro Logistics LP	50,997,975
838,870	VTTI Energy Partners LP	21,693,178
769,185	Western Refining Logistics LP	22,944,789

		718,781,955

Marine Transportation and Services – 2.4%
1,298,104	Dynagas LNG Partners LP(a)	25,936,118
1,000,000	GasLog Partners LP(a)	25,440,000
366,020	KNOT Offshore Partners LP	8,217,149

		59,593,267

Shares	Description	Value
Common Stocks – (continued)
Natural Gas and NGL Infrastructure – 17.3%
385,940	Atlas Pipeline Partners LP	$ 10,277,582
1,981,515	Cone Midstream Partners LP(a)	43,335,733
638,975	Crestwood Midstream Partners LP	9,571,846
920,400	DCP Midstream Partners LP	36,631,920
630,000	EQT Midstream Partners LP	52,428,600
1,011,296	MarkWest Energy Partners LP	65,683,675
696,550	ONEOK Partners LP	29,108,825
1,216,450	Regency Energy Partners LP	29,669,215
2,682,557	Summit Midstream Partners LP(a)	96,759,831
279,274	Tallgrass Energy Partners LP	13,352,090
593,930	Western Gas Partners LP	41,325,649

		428,144,966

Natural Gas Pipelines* – 2.0%
1,790,250	Columbia Pipeline Partners LP	49,572,023

Offshore Oilfield Services – 0.3%
508,228	Seadrill Partners LLC	7,780,971

Other – 5.9%
716,682	CVR Refining LP	13,946,632
620,285	Emerge Energy Services LP	33,495,390
345,384	Hi-Crush Partners LP	12,568,524
1,487,773	Northern Tier Energy LP	36,524,827
1,216,090	OCI Partners LP	21,889,620
793,750	TerraForm Power, Inc. Class A	27,566,937

		145,991,930

Petrochemicals – 0.4%
380,369	Westlake Chemical Partners LP	10,152,049

TOTAL COMMON STOCKS		$2,421,395,410

Investment Company(a) – 1.6%
40,065,272	Goldman Sachs Financial Square Government Fund	$ 40,065,272

TOTAL INVESTMENTS – 99.5%		$2,461,460,682

OTHER ASSETS IN EXCESS OF LIABILITIES – 0.5%		12,732,253

NET ASSETS – 100.0%		$2,474,192,935

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Newly issued security: non-income producing.

(a)	Represents an Affiliated Issuer/Fund.

Investment Abbreviations:
LP	— Limited Partnership
PIPE	— Private Investment in Public Equity

For information on the mutual funds, please call our toll free Shareholder Services Line a 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At February 28, 2015, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax Cost	$2,402,782,245

Gross unrealized gain	258,748,771
Gross unrealized loss	(200,070,334)

Net unrealized security gain	$58,678,437

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Fund’s valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Fund, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Fund’s portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If there is no sale or official closing price or it is believed by the investment adviser to not represent fair value, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net asset value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Investments in Money Market Funds — Investments in the Goldman Sachs Financial Square Government Fund are valued at the NAV of the Institutional Share class on the day of valuation. These investments are generally classified as Level 1 of the fair value hierarchy.

The Goldman Sachs Financial Square Government Fund may invest in debt securities which are valued daily on the basis of quotations supplied by dealers, if market quotations are readily available, or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities, which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

Debt Securities — Debt securities for which market quotations are readily available are valued daily on the basis of quotations supplied by dealers or an independent pricing service approved by the Trustees. The pricing services may use valuation models or matrix pricing, which consider: (i) yield or price with respect to bonds that are considered comparable in characteristics such as rating, interest rate and maturity date or (ii) quotations from securities dealers to determine current value. Short-term debt obligations that mature in sixty days or less and that do not exhibit signs of credit deterioration are valued at amortized cost, which approximates fair value. With the exception of treasury securities of G8 countries (not held in money market funds), which are generally classified as Level 1, these investments are generally classified as Level 2 of the fair value hierarchy.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Short Term Investments — Short-term investments having a maturity of 60 days or less are generally valued at amortized cost which approximates fair market value. These investments are classified as Level 2 of the fair value hierarchy.

Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of February 28, 2015:

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stocks(a)
Europe	$89,067,416	$—	$—
North America	2,332,327,994	—	—
Investment Company	40,065,272	—	—
Total	$2,461,460,682	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile

For further information regarding security characteristics, see the Schedule of Investments.

The Fund’s risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters into bankruptcy.

Investments in Other Investment Companies — As a shareholder of another investment company, a Fund will directly bear its proportionate share of any net management fees and other expenses paid by such other investment companies, in addition to the fees and expenses regularly borne by the Fund.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Fund may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Fund trades financial instruments and enters into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Fund may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults. An investment in the Fund represents an indirect investment in the securities owned by the Fund, a significant portion of which are traded on a national securities exchange. The value of these securities, like other investments, may move up or down, sometimes rapidly and unpredictably. The Fund will utilize leverage, which magnifies the market risk. Additionally, the Fund may also be exposed to credit risk in the event that an issuer fails to perform or that an institution or entity with which the Fund has unsettled or open transactions defaults.

GOLDMAN SACHS MLP ENERGY INFRASTRUCTURE FUND

Schedule of Investments (continued)

February 28, 2015 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

Master Limited Partnership Risk — Investments in securities of MLPs involve risks that differ from investments in common stock, including risks related to limited control and limited rights to vote on matters affecting the MLP, risks related to potential conflicts of interest between the MLP and the MLP’s general partner, cash flow risks, dilution risks, limited liquidity and risks related to the general partner’s right to require unit-holders to sell their common units at an undesirable time or price.

Non-Diversification Risk — The Fund is non-diversified, meaning that it is permitted to invest a larger percentage of its assets in fewer issuers than diversified mutual funds. Thus, a Fund may be more susceptible to adverse developments affecting any single issuer held in its portfolio, and may be more susceptible to greater losses because of these developments.

Private Investment Risk — The Fund may invest in PIPE securities. PIPE investors may purchase securities directly from a publicly traded company in a private placement transaction, typically at a discount to the market price of the company’s common stock. In a PIPE transaction, the Fund may bear the price risk from the time of pricing until the time of closing. In addition, the Fund may have to commit to purchase a specified number of shares at a fixed price, with the closing conditioned upon, among other things, the SEC’s preparedness to declare effective a resale registration statement covering the resale, from time to time, of the shares sold in the private financing. Because the sale of the securities is not registered under the 1933 Act, the securities are “restricted” and cannot be immediately resold by the investors into the public markets. Accordingly, PIPE securities may be deemed illiquid.

Portfolio Concentration Risk — The Fund concentrates its investments in the energy sector, and will therefore be susceptible to adverse economic, environmental, business, regulatory or other occurrences affecting that sector. The energy sector has historically experienced substantial price volatility. MLPs and other companies operating in the energy sector are subject to specific risks, including, among others, fluctuations in commodity prices; reduced consumer demand for commodities such as oil, natural gas or petroleum products; reduced availability of natural gas or other commodities for transporting, processing, storing or delivering; slowdowns in new construction; extreme weather or other natural disasters; and threats of attack by terrorists on energy assets. Additionally, changes in the regulatory environment for energy companies may adversely impact their profitability. Over time, depletion of natural gas reserves and other energy reserves may also affect the profitability of energy companies.

Strategy Risk — The Fund’s strategy of investing primarily in MLPs, resulting in its being taxed as a corporation, or a “C” corporation, rather than as a regulated investment company for U.S. federal income tax purposes, is a relatively new investment strategy for funds. This strategy involves complicated accounting, tax and valuation issues. Volatility in the NAV may be experienced because of the use of estimates at various times during a given year that may result in unexpected and potentially significant consequences for the Fund and its shareholders.

Tax Risks — Tax risks associated with investments in the Fund include but are not limited to the following:

Fund Structure Risk. Unlike traditional mutual funds that are structured as regulated investment companies for U.S. federal income tax purposes, the Fund will be taxable as a regular corporation, or “C” corporation, for U.S. federal income tax purposes. This means the Fund generally will be subject to U.S. federal income tax on its taxable income at the rates applicable to corporations (currently a maximum rate of 35%), and will also be subject to state and local income taxes.

MLP Tax Risk. MLPs are generally treated as partnerships for U.S. federal income tax purposes. Partnerships do not pay U.S. federal income tax at the partnership level. Rather, each partner is allocated a share of the partnership’s income, gains, losses, deductions and expenses. A change in current tax law or a change in the underlying business mix of a given MLP could result in an MLP being treated as a corporation for U.S. federal income tax purposes, which would result in the MLP being required to pay U.S. federal income tax (as well as state and local income taxes) on its taxable income. This would have the effect of reducing the amount of cash available for distribution by the MLP and could result in a reduction in the value of the Fund’s investment in the MLP and lower income to the Fund.

To the extent a distribution received by the Fund from an MLP is treated as a return of capital, the Fund’s adjusted tax basis in the interests of the MLP will be reduced, which may increase the Fund’s tax liability upon the sale of the interests in the MLP or upon subsequent distributions in respect of such interests.

Tax Estimation/NAV Risk. In calculating the Fund’s NAV, the Fund will, among other things, include its current taxes and deferred tax liability and/or asset balances and related valuation balances, if any. The Fund may accrue a deferred income tax liability balance, at the currently effective statutory U.S. federal income tax rate (currently 35%) plus an estimated state and local income tax rate, for its future tax liability associated with the capital appreciation of its investments and the distributions received by the Fund on interests of MLPs considered to be return of capital and for any net operating gains. Any deferred tax liability balance will reduce the Fund’s NAV which could have an effect on the market price of the shares. The Fund may also record a deferred tax asset balance, which reflects an estimate of the Fund’s future tax benefit associated with net operating losses and/or unrealized losses. Any deferred tax asset balance will increase the Fund’s NAV to the extent it exceeds any valuation allowance. The Fund will rely to some extent on information provided by MLPs, which may not be provided to the Fund on a timely basis, to estimate current taxes and deferred tax liability and/or asset balances for purposes of financial statement reporting and determining its NAV to the extent it exceeds any valuation allowance. The daily estimate of the Fund’s current taxes and deferred tax liability and/or asset balances used to calculate the Fund’s NAV could vary significantly from the Fund’s actual tax liability or benefit, and, as a result, the determination of the Fund’s actual tax liability or benefit may have a material impact on the Fund’s NAV. From time to time, the Fund may modify its estimates or assumptions regarding its current taxes and deferred tax liability and/or asset balances as new information becomes available, which modifications in estimates or assumptions may have a material impact on the Fund’s NAV. Shareholders who redeem their shares at a NAV that is based on estimates of the Fund’s current taxes and deferred tax liability and/or asset balances may benefit at the expense of remaining shareholders (or remaining shareholders may benefit at the expense of redeeming shareholders) if the estimates are later revised or ultimately differ from the Fund’s actual tax liability and/or asset balances.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date April 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date April 28, 2015

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date April 28, 2015

*	Print the name and title of each signing officer under his or her signature.